Summary Of Significant Accounting Policies (Schedule Of Accumulated Other Comprehensive Income For Defined Benefit Plan) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Summary Of Significant Accounting Policies [Abstract]
Balance at beginning of year	$ (202)		$ (160)		$ (221)
Unrecognized prior service cost	36	[1]	(29)	[1]	(1)	[1]
Unrecognized net gain (loss)	(655)	[2]	(110)	[2]	363	[2]
Unrecognized net transition obligation	15	[3]	15	[3]	15	[3]
Transfer to regulatory account	593	[4],[5]	82	[4],[5]	(316)	[4],[5]
Balance at end of year	(213)		(202)		(160)
Unrecognized prior service cost, tax benefit (expense)	(24)		20		1
Unrecognized net gain, income tax benefit (expense)	452		73		(216)
Unrecognized net transition obligation, income tax benefit (expense)	(11)		(11)		(11)
Transfer to regulatory account, income tax benefit (expense)	$ (408)		$ (57)		$ 218

[1]	Net of income tax benefit (expense) of $(24) million, $20 million, and $1 million for December 31, 2011, 2010, and 2009, respectively.
[2]	Net of income tax benefit (expense) of $452 million, $73 million, and $(216) million for December 31, 2011, 2010, and 2009, respectively.
[3]	Net of income tax benefit (expense) of $(11) million for December 31, 2011, 2010, and 2009.
[4]	Net of income tax benefit (expense) of $(408) million, $(57) million, and $218 million for December 31, 2011, 2010, and 2009, respectively.
[5]	Amounts transferred to the pension regulatory asset are probable of recovery from customers in future rates.